Convertible Preferred Stock (Details) - USD ($)	1 Months Ended		2 Months Ended	9 Months Ended		12 Months Ended
	May. 31, 2015	Mar. 31, 2015	Feb. 28, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Preferred stock
Principal amount converted				$ 5,000,000
Accruals of dividends and accretion to redemption value				24,572,000	$ 2,469,000	$ 3,300,000	$ 2,926,000
Gain on extinguishment for amendment to dividend terms				31,806,000
6.0% Convertible promissory notes
Preferred stock
Principal amount converted		$ 5,000,000
Series D convertible redeemable preferred stock
Preferred stock
Issuance of stock (in shares)		41,666,667
Aggregate consideration		$ 50,000,000
Cash consideration from issuance of preferred stock		45,000,000
Accruals of dividends and accretion to redemption value				$ 24,572,000
Series A convertible redeemable preferred stock
Preferred stock
Dividend rate (as a percent)			4.50%			4.50%
Accruals of dividends and accretion to redemption value						$ 504,000	970,000
Series B convertible redeemable preferred stock
Preferred stock
Dividend rate (as a percent)			8.00%			8.00%
Accruals of dividends and accretion to redemption value						$ 1,836,000	1,836,000
Series C convertible redeemable preferred stock
Preferred stock
Dividend rate (as a percent)			8.00%			8.00%
Accruals of dividends and accretion to redemption value						$ 960,000	$ 120,000
Series A, Series B and Series C convertible redeemable preferred stock
Preferred stock
Accrued dividends			$ 622,000
Gain on extinguishment for amendment to dividend terms		31,806,000
Series A, Series B and Series C convertible redeemable preferred stock | Mandatory conversion, initial public offering | Minimum
Preferred stock
Gross proceeds from sale of stock		$ 50,000,000
Redeemable Convertible Preferred Stock | Conversion of redeemable convertible preferred stock into common stock
Preferred stock
Number of shares of common stock into which convertible preferred stock was converted	12,591,456
Redeemable Convertible Preferred Stock | Mandatory conversion, initial public offering | Minimum
Preferred stock
Gross proceeds from sale of stock						$ 50,000,000